3. Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major classifications
Total loans	$ 849,874	$ 804,023	$ 759,764
Less allowance for loan losses	6,680	6,445	6,366	$ 7,550
Net loans	843,194	797,578
Construction and land development
Major classifications
Total loans	92,596	94,178	84,987
Less allowance for loan losses	694	813	804	1,152
Single-family residential
Major classifications
Total loans	269,475	252,983	246,703
Less allowance for loan losses	1,274	1,325	1,812	2,126
Single-family residential - Banco de la Gente Non-traditional
Major classifications
Total loans	30,793	34,261	37,249
Less allowance for loan losses	1,073	1,177	1,280	1,377
Commercial
Major classifications
Total loans	291,255	270,055	248,637
Less allowance for loan losses	1,305	1,278	1,193	1,593
Multifamily and Farmland
Major classifications
Total loans	48,090	33,163	28,937
Less allowance for loan losses	120	83	72	52
Total real estate loans
Major classifications
Total loans	732,209	684,640
Commercial loans (not secured by real estate)
Major classifications
Total loans	100,263	97,465	89,022
Less allowance for loan losses	688	626	574	675
Farm loans (not secured by real estate)
Major classifications
Total loans	1,033	926	1,204
Less allowance for loan losses	0	0	$ 0	$ 0
Consumer loans (not secured by real estate)
Major classifications
Total loans	8,432	9,165
All other loans (not secured by real estate)
Major classifications
Total loans	$ 7,937	$ 11,827